INVENTORIES	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
INVENTORIES

3.	INVENTORY

Inventory consists of the following:

	December 25,	June 26,
	2021	2021
Raw Materials	$361	$670
Work-in-Process	2,345	5,174
Finished Goods	18,029	14,249

Total Inventory	$20,735	$20,093

During the three and six months ended December 25, 2021, the Company recognized an impairment of approximately nil and $864, respectively, to write down inventory to its net realizable value.

Medmen Enterprises Inc. [Member]
INVENTORIES

5. INVENTORIES

As of June 26, 2021 and June 27, 2020, inventory consists of the following:

	2021	2020

Raw Materials	$669,861	$1,885,845
Work-in-Process	5,174,359	5,064,201
Finished Goods	14,248,798	13,726,207

Total Inventory	$20,093,018	$20,676,253

During the years ended June 26, 2021 and June 27, 2020, the Company recognized an impairment of approximately $1,714,000 and nil, respectively, to write down inventory to its net realizable value. During the years ended June 26, 2021 and June 27, 2020, general and administrative expenses of approximately $5,191,000 and $7,140,000, respectively, were included in inventory, of which $2,083,000 and $1,813,410, respectively, remain in inventory as of each balance sheet date.